UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares. Class A ordinary shares CNY (¥) shares	Ordinary shares. Class B ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital. CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	TuanChe Limited shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥)	USD ($)
Balance at Dec. 31, 2020	¥ 181	¥ 35	¥ (45,886)	¥ 1,221,339	¥ (881,700)	¥ (5,805)	¥ 288,164	¥ (1,103)			¥ 287,061
Balance (in shares) at Dec. 31, 2020 | shares	265,384,415	55,260,580	(14,907,047)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issuance for vested restricted shares (in Shares) | shares	181,095
Share-based compensation				4,416			4,416				4,416
Net loss					(22,596)		(22,596)				(22,596)
Foreign currency translation adjustment						(874)	(874)				(874)
Balance at Jun. 30, 2021	¥ 181	¥ 35	¥ (45,886)	1,225,755	(904,296)	(6,679)	269,110	(1,103)			268,007
Balance (in shares) at Jun. 30, 2021 | shares	265,565,510	55,260,580	(14,907,047)
Balance at Dec. 31, 2021	¥ 182	¥ 35	¥ (45,886)	1,231,135	(983,645)	(7,408)	194,413	(1,103)			193,310
Balance (in shares) at Dec. 31, 2021 | shares	267,408,260	55,260,580	(14,907,047)						252,501,213	55,260,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares) | shares	1,775,750
Share-based compensation				6,148			6,148				6,148
Acquisition of non-controlling interests				(1,103)			(1,103)	¥ 1,103
Net loss					(56,166)		(56,166)				(56,166)	$ (8,383)
Foreign currency translation adjustment						88	88				88	13
Balance at Jun. 30, 2022	¥ 183	¥ 35	¥ (45,886)	¥ 1,236,179	¥ (1,039,811)	¥ (7,320)	¥ 143,380				¥ 143,380	$ 21,406
Balance (in shares) at Jun. 30, 2022 | shares	269,184,010	55,260,580	(14,907,047)						254,276,963	55,260,580